Oct. 31, 2023
Hood River Small-Cap Growth Fund
Hood River Small-Cap Growth Fund
INVESTMENT OBJECTIVE
The Hood River Small-Cap Growth Fund (the “Fund”) seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Investor Shares	Retirement Shares
Management Fees	0.90%	0.90%	0.90%
Distribution (12b-1) and/or Service Fees	None	0.25%¹	None
Shareholder Servicing Fee[2]	0.08%	0.09%	None
Other Expenses	0.09%	0.08%	0.09%
Total Annual Fund Operating Expenses	1.07%	1.32%	0.99%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$109	$340	$590	$1,306
Investor Shares	$134	$418	$723	$1,590
Retirement Shares	$101	$315	$547	$1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River” or the “Adviser”), the Fund’s investment adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® Index and the Russell 2000® Growth Index (“small-cap companies”). Although the Fund does not invest in derivatives as part of its principal investment strategy, the Fund may include in its 80% calculation derivative investments that are tied economically to small-cap companies.
The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also invest in equity securities of Special Purpose Acquisitions Corporations (“SPACs”) and companies derived from SPACs. SPACs (also known as “blank check companies”) are companies with no commercial operations that are established solely to raise capital from investors for the purpose of acquiring one or more operating businesses (i.e., a SPAC-derived company). The Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions.
The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”), and in convertible securities, including preferred stock, warrants and debentures.
The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates. Hood River then performs valuation analysis and additional research to select stocks for the Fund.
The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Portfolio risk is addressed through position and sector sizing limits. The Fund is expected to have significant exposure to the health care, industrials, and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.
As of September 30, 2023, the average weighted market capitalization represented by companies in the Russell 2000® Growth Index was approximately $3.28 billion, and the average weighted market capitalization represented by companies in the S&P SmallCap 600® Index was $1.63 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Fund may invest up to 20% of its total assets in stocks of companies in other capitalization ranges.

PRINCIPAL RISKS
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, problems in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
•Small Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.
•Growth Investing Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.
◦Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Health Care Sector Risk: To the extent that the Fund invests a significant portion of its assets in the health care sector, the Fund will be sensitive to risks affecting health care companies. Companies in the health care sector are subject to government regulation and may be affected by reimbursement rates, government approval of products and services, patent protection and research and development costs.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.
•Foreign Security Risk: Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
•ADR Risk: ADRs are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.
•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•SPAC Investments Risk: SPACs are “blank check” companies with no operating history and, at the time that the Fund invests in a SPAC, the SPAC typically has not made any arrangements with any prospective transaction candidates. Accordingly, there is a limited basis (if any) on which to evaluate the SPAC’s ability to achieve its business objective. Because SPACs have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
•SPAC-Derived Companies Risk: Companies derived from a SPAC are companies that may be unseasoned and lack a trading history, a track record of reporting to investors, and widely available research coverage. SPAC-derived companies are thus often subject to extreme price volatility and speculative trading.
•PIPEs Risk: Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. There is no assurance that these restricted equity securities will be publicly registered, or that the registration will remain in effect.
•Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities. Preferred securities are also subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values.
•Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Portfolio Turnover Risk: The Fund may engage in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
•Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
•Other Investment Companies Risk:  You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.
•ETF Risk: When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

PERFORMANCE INFORMATION
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for the one year, five years, ten years, and since inception periods compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance. This performance information includes performance of the Fund’s predecessor, the Roxbury Small Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007. From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC (“Roxbury”), the Fund’s predecessor investment adviser. In 2013, Roxbury’s Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund’s sub-adviser effective May 30, 2013. Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.
Institutional SharesCalendar Year Returns as of December 31

Best Quarter	Worst Quarter
38.85%	-24.28%
June 30, 2020	December 31, 2018
The calendar year-to-date return for Institutional Shares as of September 30, 2023 was 5.13%.
Average Annual Total Returns(For the Periods Ended December 31, 2022)

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	5 Year	10 Year	Since Inception (1/2/2003)
Institutional Shares
Return Before Taxes	-27.99%	10.62%	13.58%	11.97%
Return After Taxes on Distributions	-27.99%	8.63%	12.21%	10.90%
Return After Taxes on Distributions and Sales of Fund Shares	-16.57%	8.06%	11.08%	10.14%
Investor Shares
Return Before Taxes	-28.13%	10.39%	13.42%	11.89%
Retirement Shares
Return Before Taxes	-27.93%	10.69%	13.63%	11.99%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	-26.36%	3.51%	9.20%	9.36%

Institutional Shares of the Fund commenced operations on January 2, 2003. Investor Shares of the Fund commenced operations on July 7, 2015. Performance shown for Investor Shares prior to inception (July 7, 2015) reflects the performance of Institutional Shares, and does not include expenses of the Investor Shares, which are higher than those of the Institutional Shares. Retirement Shares of the Fund commenced operations on March 3, 2017. Performance shown for Retirement Shares prior to inception (March 3, 2017) reflects the performance of Institutional Shares, and includes expenses of the Institutional Shares, which are higher than those of the Retirement Shares. The performance of the Investor Shares and Retirement Shares will differ from that of Institutional Shares due to differences in expenses.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.

Hood River International Opportunity Fund
Hood River International Opportunity Fund
INVESTMENT OBJECTIVE
The Hood River International Opportunity Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Institutional Shares	Investor Shares	Retirement Shares
Management Fees[1]	1.05%	1.05%	1.05%
Distribution (12b-1) and/or Service Fees	None	0.25%	None
Shareholder Servicing Fee[2]	0.07%	0.07%	None
Other Expenses[3]	14.65%	14.99%	14.99%
Acquired Fund Fees and Expenses[4]	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	15.80%	16.39%	16.07%
Fee Waivers/Expense Reimbursements[5]	-14.45%	-14.54%	-14.89%
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	1.35%	1.85%	1.18%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed above is reflected through October 31, 2024.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$137	$3,069	$5,401	$9,354
Investor Shares	$188	$3,195	$5,556	$9,472
Retirement Shares	$120	$3,098	$5,453	$9,404

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2023, the Fund’s portfolio turnover rate was 172% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stocks and other equity securities of small-capitalization companies that are located in non-U.S. developed or emerging markets countries. In selecting securities for the Fund, Hood River seeks to invest in common stocks that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability.
Under normal market conditions, the Fund will invest in issuers located in at least ten of the countries included in the Morgan Stanley Capital International (MSCI) AC (All Country) World Index ex USA Small Cap Index.
The Fund may invest a significant portion of its assets (up to 50% under normal market conditions) at the time of purchase in securities of companies located in emerging markets countries. Emerging markets are those countries designated by the MSCI Emerging Markets Index. The Fund may also invest in pre-emerging markets, also known as frontier markets. The Fund may invest a large portion of its assets in a particular region or market, including Japan and European countries.
The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Fund may also invest in preferred stock, real estate investment trusts (“REITs”), rights, and warrants. The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also use forward foreign currency exchange contracts (“forward contracts”) for hedging purposes. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future.
The Fund may invest in the securities of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder.
In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $5 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. In order to identify companies with such attributes, Hood River conducts fundamental analysis through discussions with management, customers, suppliers, competitors, and industry experts to forecast financial metrics for a potential investment target. The Fund’s portfolio will consist of companies for which Hood River has conviction in its own proprietary estimates and believes that they are significantly higher than consensus estimates.
The Fund is expected to maintain a portfolio of approximately 80-85 stocks, which is constructed with the overall goal of mitigating both issuer-specific and portfolio risk. However, the actual amount of the portfolio holdings may vary due to market conditions. Idiosyncratic risk is reduced by obtaining several independent data points that support Hood River’s financial model. Portfolio risk is addressed through position and sector sizing limits. The Fund is expected to have significant exposure to the industrials and information technology sectors.
Hood River periodically engages in active trading of Fund securities.
Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken, or if poor relative price performance persists.

PRINCIPAL RISKS
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:
•General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, problems in the banking sector, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.
Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.
•Equity Risk: Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. As the Fund invests a significant amount of its assets in common stocks and other equity securities it is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities.
•Small Company Risk: The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.
•Growth Investing Risk: Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.
•Value Investing Risk: The Fund may be wrong in its assessment of a company’s value or the market may not recognize improving fundamentals as quickly as the Fund anticipated. In such cases, the stock may not reach the price that reflects the intrinsic value of the company.
•Management Risk: The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.
•Sector Emphasis Risk: Although Hood River selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.
◦Industrial Sector Risk: The industrial sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
◦Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Valuation Risk: It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.
•Foreign Security Risk: A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors. Income and dividends earned on foreign investments may be subject to foreign withholding taxes.
•Emerging and Frontier Markets Risk: Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Frontier market countries generally have smaller economies and even less developed capital markets than emerging markets. As a result, the risks of investing in emerging markets are magnified in frontier markets, and include potential for extreme price volatility and illiquidity; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures; and relatively new and unsettled securities laws.
•Foreign Currency Risk: The Fund may invest in securities or other instruments denominated in non-U.S. currencies. Such investments involve currency risks, including unfavorable currency exchange rate developments and political or governmental intervention in currency trading or valuation. These risks are higher in emerging and frontier markets.
•Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan: The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Japan’s economic growth rate remains relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreases in exports, new trade regulations, changes in exchange rates, a global recession, continued territorial disputes and strained relations may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks Related to Investing in Europe: The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced extreme volatility and adverse trends in recent years which has led to a decline in asset values and liquidity. Many EU nations have high levels of debt and have defaulted on their debts, restructured or needed additional assistance from central banks or other agencies. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
◦Risks Related to Investing in India. Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets.
•Depositary Receipts Risk: The Fund may invest its assets in securities of foreign issuers in the form of ADRs, EDRs, GDRs, and IDRs, which are securities representing securities of foreign issuers. The risk of such depositary receipts includes many of the risks associated with investing directly in foreign securities, such as currency rate fluctuations and political and economic instability.
•IPO Risk: The Fund may purchase securities of companies engaged in IPOs. The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned”
companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.
•REIT Investment Risk: Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.
•Preferred Securities Risk: Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred security into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
•Cybersecurity Risk: With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
•Portfolio Turnover Risk: The Fund periodically engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.
•Liquidity Risk: Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Securities of small-cap companies may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.
•Other Investment Companies Risk: You will indirectly bear fees and expenses charged by underlying investment companies in addition to the Fund’s direct fees and expenses. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in the underlying investment company shares.
•ETF Risk: When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. ETFs may trade at a discount or premium to net asset value.
•Newer Fund Risk: As a newer fund, there can be no assurance that the Fund will grow or maintain an economically viable size.
•Shareholder Concentration Risk: A large percentage of the Fund’s shares are held by Adviser personnel. A large redemption by these shareholders could materially increase the Fund’s transaction costs and could increase the Fund’s ongoing operating expenses, which would negatively impact the remaining shareholders of the Fund.
•Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes. Various operational events or circumstances are outside the Adviser’s control, including instances at third parties. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
•Forward Contract Risk: The successful use of forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract; (b) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
•Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the Fund holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

PERFORMANCE INFORMATION
The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing the performance of the Fund since inception and by showing changes in how the Fund’s average annual returns for the one year and since inception periods compared with those of the MSCI All Country World ex-USA Small Cap Index, a broad measure of market performance. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.hoodrivercapital.com or by calling (800) 497-2960.
Institutional SharesCalendar Year Returns as of December 31

Best Quarter	Worst Quarter
12.31%	-21.91%
December 31, 2022	June 30, 2022
The calendar year-to-date return for Institutional Shares as of September 30, 2023 was 17.57%.
Average Annual Total Returns(For the Periods Ended December 31, 2022)

Average Annual Total Returns (For the Periods Ended December 31, 2022)	1 Year	Since Inception (9/28/2021)
Institutional Shares[1]
Return Before Taxes	-25.86%	-19.72%
Return After Taxes on Distributions	-25.86%	-19.77%
Return After Taxes on Distributions and Sales of Fund Shares	-15.31%	-14.93%
Retirement Shares[2]
Return Before Taxes	-25.76%	-23.62%
MSCI All Country World ex-USA Small Cap Index (reflects no deduction for fees, expenses or taxes)	-19.97%	-16.19%

Investor Shares of the Fund commenced operations on August 11, 2023 and therefore performance information is not included in the above table, which reflects returns as of December 31, 2022. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The after-tax returns are shown for Institutional Shares only and after-tax returns for Investor Shares and Retirement Shares will vary.